Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Business activity

Business activity

Fusion Fuel Green plc (the “Parent” or “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is The Victorians, 15-18 Earlsfort Terrace, Saint Kevin’s, Dublin 2, D02 YX28, Ireland.

The Company is a leading provider of full-service energy engineering and advisory solutions, specializing in green hydrogen and industrial gas applications. Through its two operating companies, Fusion Fuel offers a broad portfolio of services, including the design, supply, installation, and maintenance of energy systems, as well as the transport and distribution of liquefied petroleum gas. The Company serves a diverse customer base spanning commercial buildings, mixed-use developments, heavy industries, and food service sectors, while continuing to drive innovation in the renewable energy space. Fusion Fuel is committed to advancing the global energy transition by delivering sustainable, efficient, and reliable energy solutions.

The business activity of the Group changed significantly in the months following the reporting period in review. These changes will be detailed further in our subsequent events disclosures within this report. During the reporting period in review, the Group’s mission was to produce hydrogen with zero carbon emissions, thereby contributing to a future of sustainable and affordable clean energy and the reversal of climate change. The hydrogen was produced using renewable energy resulting in zero carbon emissions (“Green Hydrogen”) with components built in-house and using the know-how and accumulated experience of its team’s strategic and continuous investment in research and development (“R&D”) around solar technologies.

The Company has a well-established risk management process which is managed through its management team, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements are prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (IAS 34). In the opinion of the Company’s management, the condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. The condensed consolidated financial statements and accompanying notes were prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) which requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ materially from those estimates. These condensed consolidated financial statements and accompanying notes should be read in conjunction with the Group’s annual consolidated financial statements and accompanying notes included in its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “2023 Form 20-F”). These condensed consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented in euro has been rounded to the nearest thousand, unless otherwise stated.

As a result of rounding, numbers or percentages may not add up to the total.

Use of estimates

Use of estimates

Preparation of condensed consolidated financial statements in conformity with IFRS requires the use of estimates and judgments that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. IFRS requires the Company to make estimates and judgments in several areas, including, but not limited to, revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, onerous contract provisions, impairment of capitalized development costs, impairment of property, plant and equipment and the valuation of inventory. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts and experience. Actual results could differ materially from those estimates.

Significant accounting policies	Significant accounting policies There have been no material changes to the Company’s significant accounting policies as compared to the significant accounting policies described in the 2023 Form 20-F.
New standards or amendments

New standards or amendments

There were no new standards effective for the period commencing 1 January 2023 that had a material impact on the Group. A number of new standards, amendments to standards and interpretations are not yet effective for the period and have not yet been applied in preparing the unaudited condensed consolidated financial statements. The Group is in the process of assessing the impact on the financial statements of these new standards and amendments. Management currently expects no material impact on the Group’s financial statements on adoption of these amendments.

Segment information

Segment information

The Group manages its operations as a single segment for purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development around solar technologies. The Executive Committee, and in particular the Chief Financial Officer, is the chief operating decision maker that regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

At the Market Issuance Sales Agreement (“ATM”)

At the Market Issuance Sales Agreement (“ATM”)

On June 6, 2022, the Parent entered into an At the Market Issuance Sales Agreement (“the ATM”) with B. Riley Securities, Inc., Fearnley Securities Inc., and H.C. Wainwright & Co., LLC, pursuant to which the Company may offer and sell, from time to time, through or to the agents, acting as agent or principal, Class A ordinary shares of the Company having an aggregate offering price of up to $30 million under the Company’s Form F-3 registration statement. During 2023, the Parent sold 1,103,368 class A ordinary shares for net proceeds of $3.3 (€3.2) million and paid $0.1 million (€0.1 million) in commissions to agents as part of these trades.

During the six months ended June 30, 2024, the Parent sold 2,345,452 class A ordinary shares for net proceeds of $6.4 million (€5.9 million) and paid $0.2 million (€0.2 million) in commissions to agents as part of these trades.

Finance Update

Finance update

Convertible promissory note (the “Placement Note”)

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with Belike Nominees Pty Ltd., a Macquarie Group entity (“Macquarie Group”). This facility has a two-year term and amounts will be drawn down in tranches.

On May 7, 2024, the Company consummated the initial tranche in the amount of $1,150,000 and issued to the Investors, a Placement Note in such amount. The holders of the Placement Note are entitled at any time and from time to time to convert all or any portion of the outstanding and unpaid principal, interest and late fees if any into validly issued, fully paid and non-assessable Class A Ordinary Shares of the Company (“Placement Note Shares”) in accordance with a predefined conversion rate. The estimated number of convertible shares of 1,120,329 was determined based on the share price as of May 1, 2024.

In addition, the Parent also agreed to issue to the Investors, for no additional consideration, private warrants (the “Placement Warrants”) to purchase 208,582 Company’s Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”). This amount is included in the number of Placement Note Shares above.

During the six months ended June 30, 2024, Placement Note Shares of an amount of 89,792 were issued by the company to the Macquarie Group for total proceeds of $0.9 (€0.8) million.

See subsequent events note to the financial statements for further information pertaining to status of the promissory notes and other finance updates at date of review sign-off.

Going concern

Going concern

In adopting the going concern basis in preparing the consolidated financial statements, the Directors have considered the Group’s cash on hand, its future cash generation projections and plans, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with Belike Nominees Pty Ltd., a Macquarie Group entity. This facility has a two-year term and it’s expected that amounts will be drawn down in tranches. The first tranche of $1.15 million was drawn down in May 2024. No other tranches have been drawn down to date.

In February 2024, Parent raised net proceeds of $6,398,264 through the ATM facility.

On November 11, 2024, Fusion Fuel Portugal, S.A. (“Fusion Fuel Portugal”), a wholly owned subsidiary of the Group filed for insolvency in the civil court of Sintra, Portugal and is currently undergoing insolvency proceedings.

An event of default was triggered as per the terms of the May 2024 Note, due to Fusion Fuel Portugal’s insolvency filing. As of that date, the outstanding balance was approximately $0.14 million. The Company has initiated discussions with the noteholder regarding a forbearance agreement or waiver, but no assurance can be given that an agreement will be reached.

On November 26, 2024, Parent completed the acquisition of a 69.36% stake in Quality Industrial Corp., a Nevada corporation (“Quality” or “QIND”), pursuant to a Stock Purchase Agreement dated November 18, 2024. The transaction involved issuing 3,818,969 Class A Ordinary Shares (representing 19.99% of the Company’s issued shares), and 4,171,327 Series A Convertible Preferred Shares, which will convert into 41,713,270 Class A shares upon shareholder and Nasdaq approval.

On 19 December 2024, Fusion Fuel Green Plc. transferred to EREE Desarrollos Empresariales S.L., 1,500 shares of P2X Spain Sociedad Ltd. representing 50% of its share capital, by virtue of the public deed executed before the Notary of Madrid. This is the entirety of Fusion Fuel Green Plc´s holdings in the company. The P2X Spain Sociedad Ltd. transfer deed contains the following two conditions that must be fulfilled for the sale and purchase to be completed. The first is the transfer of €370,100 when P2X Spain Sociedad Ltd. signs their deal with another company in Spain and a second payment of €145,000 with the closure of the consortium agreement in relation to the ECO2Fly Project of which P2X Spain Sociedad Ltd. is a member.

On January 10, 2025, the Parent entered into an agreement with an institutional investor for a $25 million equity line of credit, which, upon the satisfaction of certain conditions, will provide the Company with access to additional capital to support its operational and strategic growth initiatives.

On January 13, 2025, the Parent entered into an agreement for financing of $1.28 million of senior convertible notes private placement with a group of institutional investors.

Following the insolvency of Fusion Fuel Portugal and the acquisition of a controlling stake in QIND, the Group has replaced a loss-making operating entity with a profit generating entity, being QINDs subsidiary; Al-Shola Gas (Al Shola Al Modea Gas Distribution LLC). In addition to the acquisition, the Group also incorporated a fully owned entity called Bright Hydrogen Solutions Limited whose principal activity will be the provision of engineering and advisory services and the supply of equipment.

The Group expects to continue to incur net losses for the next 12-18 months and is highly dependent on its ability to find additional sources of funding in the form of debt or equity financing to fund its planned operations. The Group’s success depends on the performance of its two operating subsidiaries, Al-Shola Gas and Bright Hydrogen Solutions. There is no assurance that the Group’s subsidiaries will be successful, especially Bright Hydrogen Solutions as it’s a newly incorporated business with no track record to date. Al-Shola Gas on the other hand has been operating since 1980 years and has been profitable for many years. In addition, Al-Shola Gas announced additional contracts for expected increases in sales in the region of USD 3.5m for fiscal 2025. These conditions raise significant doubt about the Group’s ability to continue as a going concern and therefore, to continue realizing their assets and discharging their liabilities in the normal course of business absent the mitigating actions set out below.

Based upon its current operating and financial plans, management is hopeful it will have sufficient access to financial resources to fund operations, having considered the Group’s available cash resources, the agreement with Belike Nominees Pty Ltd, the recently announced equity line of credit, expected inflows from realised by its two operating subsidiaries, future financing options available to the Group (debt and/or equity), the planned operations of the Group and the ability to adjust its plans if required.

The inability to consummate further tranches of the financing agreement with Belike Nominees Pty Ltd, utilise the equity line of credit and capitalize on the market sentiment afforded to us following the acquisition of a controlling stake in QIND and resolution of compliance issues with Nasdaq would have a negative impact on the Group’s financial conditions and ability to pursue its business strategies. If the Group is unable to operationalize or obtain alternative funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs or strategic partnerships efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations. Although management intends to pursue plans to obtain alternative funding to finance its operations, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

For this reason, the Directors adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.